Consolidated Statements of Cash Flows - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Interest received from loans to customers	₸ 1,431,366	₸ 843,021	₸ 598,005
Other interest received	212,106	162,428	71,129
Interest paid	(874,234)	(597,046)	(454,502)
Expenses paid on obligatory insurance of individual deposits	(18,817)	(13,751)	(10,622)
Net fee revenue received	1,623,718	1,287,487	1,002,604
Retail revenue received	850,127	163,134	68,807
Sales & marketing expenses paid	(146,689)	(43,975)	(34,753)
Other income received	10,818	10,714	21,584
Transaction expenses paid	(31,603)	(29,494)	(27,470)
Cost of goods and services purchased	(1,188,016)	(302,388)	(164,372)
Technology & product development expenses paid	(131,805)	(73,811)	(50,892)
General & administrative expenses paid	(68,353)	(23,746)	(16,543)
Cash flows from operating activities before changes in operating assets and liabilities	1,668,618	1,382,573	1,002,975
(Increase)/decrease in operating assets:
Mandatory cash balances with NBRK	(247,819)	(10,197)	(4,193)
Due from banks	(12,730)	(12,002)	(4,771)
Financial assets at FVTPL	(40,473)	3,252	(4,997)
Loans to customers	(1,662,914)	(1,612,989)	(1,132,091)
Inventory	(6,927)	1,825	12,096
Other assets	(4,010)	(1,044)	(17,503)
Increase/(decrease) in operating liabilities:
Due to banks	(8,255)	24,254	(27,590)
Customer accounts	974,460	1,044,723	1,434,259
Financial liabilities at FVTPL	6,797	(903)	1,019
Trade liabilities	115,070	8,851	11,448
Other liabilities	152,702	(28,391)	17,260
Cash inflow from operating activities before income tax	934,519	799,952	1,287,912
Income tax paid	(260,908)	(218,060)	(181,784)
Net cash inflow from operating activities	673,611	581,892	1,106,128
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, equipment and intangible assets	(182,513)	(95,726)	(50,257)
Proceeds on sale of property and equipment	7	519	221
Proceeds on disposal of investment securities at FVTOCI	1,006,801	633,058	2,481,230
Purchase of investment securities at FVTOCI	(779,264)	(646,215)	(2,620,502)
Acquisitions of subsidiaries, net of cash and cash equivalent acquired	(552,834)	0	(29,052)
Net cash (outflow)/ inflow from investing activities	(507,803)	(108,364)	(218,360)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	0	(646,056)	(560,132)
Dividends paid by subsidiary to non-controlling interest	(12,069)	(12,094)	(8,574)
Purchase of treasury shares	(21,907)	(2,852)	(60,703)
Repayment of debt securities issued	(48,996)	(48,769)	(41,261)
Repayment of subordinated debt	(59,103)	0	(5,300)
Proceeds from issue of debt securities	326,047	0	0
Acquisition of non-controlling interests	(33,721)	0	0
Net cash inflow/(outflow) from financing activities	150,251	(709,771)	(675,970)
Effect of changes in foreign exchange rate on cash and cash equivalents	(32,386)	35,247	(6,692)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	283,673	(200,996)	205,106
CASH AND CASH EQUIVALENTS, beginning of period	619,470	820,466	615,360
CASH AND CASH EQUIVALENTS, end of period	₸ 903,143	₸ 619,470	₸ 820,466